Taxes Payable	6 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 6 — TAXES PAYABLE

Tax payables consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Income tax payable	$751,368	$722,114
Withholding tax payable	1,366	1,421
VAT tax payable	80,591	12,712
Tax payables	$833,325	$736,247